Related Party Transactions (Details) € in Millions			12 Months Ended
	Aug. 01, 2025 USD ($) shares	Feb. 03, 2025 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Nov. 10, 2023 USD ($) shares
Related Party Transactions
Annual management fees (in shares) | shares	100,000
Supervision fee per new building vessel payable	$ 850,000
Fee per emission allowance, surrendered by responsible entity	1
Annual management fee payable for the remainder of 2025	2,000,000
Annual management fee payable to related party in next fiscal year	2,500,000
Daily vessel management fee for the vessel bareboat charter for the remainder of 2025	475
Daily vessel management fee for the vessel bareboat charter next fiscal year	550
Daily vessel management fee for vessels on time charter or voyage charter for the remainder of 2025	950
Daily vessel management fee for vessels on time charter or voyage charter for the next fiscal year	$ 1,100
Due from related parties			$ 46,750,000		$ 52,572,000
Additional one-off discretionary cash bonus			4,800,000
Prior service cost arising from the retrospective recognition of past service			5,765,000		(867,000)		$ 6,277,000		$ 14,200,000
Prior service cost exercised									7,800,000
Recognized non-cash share-based compensation expense			16,755,000		14,558,000		12,680,000
Other current liabilities
Related Party Transactions
Unpaid costs under defined benefit plan			0		0				$ 6,800,000
Related party | The Swedish Club
Related Party Transactions
Premiums paid			12,100,000		9,300,000		8,700,000
Payable to the Swedish club			300,000		400,000
Manager
Related Party Transactions
Annual management fees		$ 2,000,000								$ 2,000,000
Annual management fees (in shares) | shares		100,000								100,000
Daily vessel management fees for vessels on bareboat charter		$ 475								$ 475
Daily vessel management fees for vessels on time charter		$ 950								$ 950
Management fee on gross freight, charter hire, ballast bonus and demurrage (as a percent)		1.25%								1.25%
Management fee based on the contract price of any vessel bought or sold (as a percent)		1.00%
Management fee based on the commission on vessel acquisitions and disposals (as a percent)										1.00%
Supervision fee per new building vessel payable		$ 850,000	850,000							$ 850,000
Fee per emission allowance, surrendered by responsible entity		$ 1
Amount capitalized			1,200,000		6,000,000		700,000
Supervision fees for vessels capitalized			1,900,000		3,000,000		3,000,000
Due from related parties			46,800,000		52,600,000
Manager | General and administrative expenses
Related Party Transactions
Management fees			31,100,000		29,100,000		21,500,000
Manager | Voyage expenses
Related Party Transactions
Commissions			13,100,000		12,400,000		11,700,000
Manager | Gain on sale of vessels
Related Party Transactions
Commission on Contract Price of vessels sales			0		0		25,600,000
Executive officers
Related Party Transactions
Executive officers' compensation			2,600,000	€ 2.3	2,500,000	€ 2.3	2,200,000	€ 2.0
Recognized non-cash share-based compensation expense			$ 9,800,000		$ 8,200,000		$ 6,300,000